Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-term Investments.
Summary of Short-term Investments

	As of December 31,
	2022	2023
	RMB	RMB
Held-to-maturity investments	1,123,594	1,327,977
Investments under fair value option	—	1,668,550
Available-for-sale investments	1,006,783	—
Total	2,130,377	2,996,527